Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	£ 302,380	£ 262,572
Derivative financial instruments	289,620	256,883
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	16,048
Ending balance, financial assets	20,795	16,048
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(6,496)
Ending balance, financial liabilities	(7,469)	(6,496)
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	9,552	8,379
Purchases, fair value measurement, assets (liabilities) net	16,739	14,925
Sales, fair value measurement, assets (liabilities) net	(10,847)	(12,488)
Issues, fair value measurement, assets (liabilities) net	98	101
Settlements, fair value measurement, assets (liabilities) net	(1,547)	(952)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	(1)	(2)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(456)	(752)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	148	(572)
Ending balance, Assets (liabilities) net	13,326	9,552
Derivative financial assets	5,174	4,010
Derivative financial instruments	6,363	6,059
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(1,012)	(403)
Recurring fair value measurement | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(64)	14
Recurring fair value measurement | Investment properties | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	7	10
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(1)	(2)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	5	7
Recurring fair value measurement | Investment properties | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Investment properties | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(1)	(1)
Recurring fair value measurement | Net derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(2,049)	(1,770)
Purchases, fair value measurement, assets (liabilities) net	(433)	(129)
Sales, fair value measurement, assets (liabilities) net	(2)	8
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	438	85
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(431)	(107)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	537	(123)
Ending balance, Assets (liabilities) net	(1,189)	(2,049)
Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(111)	(227)
Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Trading portfolio liabilities | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(27)	(28)
Purchases, fair value measurement, liabilities	(23)	(5)
Sales, fair value measurement, liabilities	(8)	(23)
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(27)	(12)
Transfers out of Level 3 of fair value hierarchy, liabilities	(4)	(1)
Ending balance, financial liabilities	(56)	(27)
Trading portfolio liabilities | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	9	(6)
Trading portfolio liabilities | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(410)	(355)
Purchases, fair value measurement, liabilities	(286)	(4)
Sales, fair value measurement, liabilities	0	0
Issues, fair value measurement, liabilities	(98)	(101)
Settlements, fair value measurement, liabilities	82	66
Total gains or (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(448)	(68)
Transfers out of Level 3 of fair value hierarchy, liabilities	(40)	(32)
Ending balance, financial liabilities	(1,050)	(410)
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	70	21
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3 | Financial liabilities at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains and (losses) in the period recognised in the income statement, liabilities	0	(1)
Interest rate derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,091
Ending balance, financial assets	2,362	1,091
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(1,351)
Ending balance, financial liabilities	(2,858)	(1,351)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(260)	(2)
Purchases, fair value measurement, assets (liabilities) net	(216)	20
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	54	105
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(431)	(90)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(38)	(218)
Ending balance, Assets (liabilities) net	(496)	(260)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(467)	(255)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Foreign exchange derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	376
Ending balance, financial assets	1,513	376
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(374)
Ending balance, financial liabilities	(1,474)	(374)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	2	1
Purchases, fair value measurement, assets (liabilities) net	0	0
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(6)	40
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	0	(10)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	16	(47)
Ending balance, Assets (liabilities) net	39	2
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	27	(2)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Credit derivatives
Reconciliation of changes in fair value measurement, assets (liabilities)
Derivative financial assets	302,380	262,572
Credit derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	323
Ending balance, financial assets	290	323
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(709)
Ending balance, financial liabilities	(603)	(709)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(386)	(155)
Purchases, fair value measurement, assets (liabilities) net	(4)	(239)
Sales, fair value measurement, assets (liabilities) net	(2)	9
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	57	(45)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(11)	(10)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(12)	0
Ending balance, Assets (liabilities) net	(313)	(386)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	23	34
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Equity and stock index derivatives | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	2,220
Ending balance, financial assets	1,009	2,220
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(3,625)
Ending balance, financial liabilities	(1,428)	(3,625)
Equity and stock index derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3
Reconciliation of changes in fair value measurement, assets (liabilities)
Beginning balance, Assets (liabilities) net	(1,405)	(1,614)
Purchases, fair value measurement, assets (liabilities) net	(213)	90
Sales, fair value measurement, assets (liabilities) net	0	(1)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	333	(15)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	11	3
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	571	142
Ending balance, Assets (liabilities) net	(419)	(1,405)
Equity and stock index derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category trading income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	306	(4)
Equity and stock index derivatives | Recurring fair value measurement | Net derivative financial instruments | Level 3 | Net assets (liabilities) at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets (liabilities)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Wholesale loans | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,205
Ending balance, financial assets	1,677	1,205
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(21)
Ending balance, financial liabilities	(49)	(21)
Non-asset backed loans | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	6,405
Ending balance, financial assets	9,949	6,405
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0	0
Private equity investments | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,095
Ending balance, financial assets	1,291	1,095
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(6)
Ending balance, financial liabilities	(8)	(6)
Other | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	3,320
Ending balance, financial assets	2,667	3,320
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance, financial liabilities	(238)
Ending balance, financial liabilities	(615)	(238)
Trading portfolio assets | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	2,281	1,863
Purchases, fair value measurement, assets	8,068	2,261
Sales, fair value measurement, assets	(3,229)	(1,957)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(335)	(154)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	372	528
Transfers out of Level 3 of fair value hierarchy, assets	(331)	(248)
Ending balance, financial assets	6,480	2,281
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(346)	(12)
Trading portfolio assets | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Wholesale loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	389	151
Purchases, fair value measurement, assets	394	310
Sales, fair value measurement, assets	(182)	(123)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(18)	(12)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	87	41
Transfers out of Level 3 of fair value hierarchy, assets	(34)	(16)
Ending balance, financial assets	597	389
Trading portfolio assets | Wholesale loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(39)	38
Trading portfolio assets | Wholesale loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	758	709
Purchases, fair value measurement, assets	7,009	1,580
Sales, fair value measurement, assets	(2,635)	(1,409)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(19)	(85)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	10	45
Transfers out of Level 3 of fair value hierarchy, assets	(22)	(81)
Ending balance, financial assets	4,837	758
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(264)	(1)
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,134	1,003
Purchases, fair value measurement, assets	665	371
Sales, fair value measurement, assets	(412)	(425)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(298)	(57)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	275	442
Transfers out of Level 3 of fair value hierarchy, assets	(275)	(151)
Ending balance, financial assets	1,046	1,134
Trading portfolio assets | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(43)	(49)
Trading portfolio assets | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	9,712	8,506
Purchases, fair value measurement, assets	9,413	12,802
Sales, fair value measurement, assets	(7,623)	(10,560)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,700)	(942)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	122	197
Transfers out of Level 3 of fair value hierarchy, assets	(102)	(128)
Ending balance, financial assets	9,125	9,712
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(634)	(179)
Financial assets at fair value through the income statement | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(63)	16
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	5,647	5,580
Purchases, fair value measurement, assets	2,739	1,380
Sales, fair value measurement, assets	(1,019)	(306)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,487)	(748)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	49	113
Transfers out of Level 3 of fair value hierarchy, assets	(84)	(17)
Ending balance, financial assets	5,112	5,647
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(733)	(181)
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	(174)
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	1,095	874
Purchases, fair value measurement, assets	192	166
Sales, fair value measurement, assets	(64)	(24)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(24)	(9)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	56	35
Transfers out of Level 3 of fair value hierarchy, assets	0	(110)
Ending balance, financial assets	1,284	1,095
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	95	0
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	(66)	163
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	2,970	2,052
Purchases, fair value measurement, assets	6,482	11,256
Sales, fair value measurement, assets	(6,540)	(10,230)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(189)	(185)
Total gains or (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	17	49
Transfers out of Level 3 of fair value hierarchy, assets	(18)	(1)
Ending balance, financial assets	2,729	2,970
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	4	2
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	3	27
Fair value through other comprehensive income | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	38	153
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(32)	(7)
Total gains or (losses) recognised in OCI, assets	(1)	(2)
Transfers into Level 3 of fair value hierarchy, assets	6	0
Transfers out of Level 3 of fair value hierarchy, assets	0	(106)
Ending balance, financial assets	11	38
Fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Fair value through other comprehensive income | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	0	106
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or (losses) recognised in OCI, assets	1	0
Transfers into Level 3 of fair value hierarchy, assets	6	0
Transfers out of Level 3 of fair value hierarchy, assets	0	(106)
Ending balance, financial assets	7	0
Fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Fair value through other comprehensive income | Other | Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning balance, financial assets	38	47
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(32)	(7)
Total gains or (losses) recognised in OCI, assets	(2)	(2)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	4	38
Fair value through other comprehensive income | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category trading
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Fair value through other comprehensive income | Other | Recurring fair value measurement | Level 3 | Financial assets at fair value through profit or loss, category other income
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains and (losses) in the period recognised in the income statement, assets	£ 0	£ 0